Non-Financial Assets and Liabilities	12 Months Ended
Jun. 30, 2025
Non-financial Assets and Liabilities [Abstract]
Non-financial assets and liabilities

Note 9. Non-financial assets and liabilities

(a) Inventories

	30 June 2025			30 June 2024
	Current A$	Non- current A$	Total A$	Current A$	Non- current A$	Total A$
Raw materials and stores (Colostrum)	199,227	666	199,893	139,745	669,285	809,030
Work in progress	433,051	-	433,051	683,850	-	683,850
Finished goods (Travelan and Protectyn)	1,140,050	-	1,140,050	610,020	-	610,020
Other inventories	35	-	35	150,993	-	150,993
	1,772,363	666	1,773,029	1,584,608	669,285	2,253,893

(i) Impairment of inventories

The provision for impairment of inventories assessment requires a degree of estimation and judgement. The level of the provision is assessed by taking into account the recent sales experience, the ageing of inventory, and in particular, the shelf life of inventories that affects obsolescence. Expected shelf-life is reassessed on a regular basis with reference to stability tests which are conducted by an expert engaged by the Company. A comprehensive stability study was completed in August 2020 and the reported findings support a shelf life of at least 130 months for the colostrum drug substance.

There were no short-dated finished goods as at 30 June 2025, resulting in no provision for finished goods as at 30 June 2025 (30 June 2024: Nil).

(b) Employee benefit obligations

	2025			2024
	Current $	Non- current $	Total $	Current $	Non- current $	Total $
Leave obligations	226,383	22,722	249,105	265,952	8,605	274,557
Performance bonus	165,120	-	165,120	256,619	-	256,619
	391,503	22,722	414,225	522,571	8,605	531,176

The current portion of this liability includes all of the accrued annual leave, the unconditional entitlements to long service leave where employees have completed the required period of service and also for those employees that are entitled to pro-rata payments in certain circumstances. Total leave provision of $226,383 (2024: $265,952) is presented as current, since the group does not have an unconditional right to defer settlement for any of these obligations. However, based on past experience, the group does not expect all employees to take the full amount of accrued leave or require payment within the next 12 months.